Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Long-term debt

Long-term debt was comprised of the following at December 31:

($ in thousands)	2012	2011

Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2017 and 2015, respectively	$153,500	$74,400
Less current maturities	—	—

Total long-term debt	$153,500	$74,400